INCOME TAXES - ADDITIONAL INFORMATION (Details) $ in Millions	12 Months Ended
	Jun. 30, 2015 USD ($) countries audit	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Income Tax Effects Allocated Directly to Equity	$ 634	$ (716)
Undistributed earnings of foreign subsidiaries	45,000
Liability for unrecognized tax benefit that, if recognized, would impact the effective tax rate	$ 510
Number of Income Tax Jurisdiction | countries	140
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	$ 445
Unrecognized tax benefits, accrued interest	347	411	$ 413
Unrecognized tax benefits, accrued penalties	19	32	34
Unrecognized tax benefits, recognized interest	15	(6)	24
Unrecognized tax benefits, recognized penalties	13	2	$ 32
Net operating loss carryforwards	$ 3,100	$ 3,600
Minimum [Member]
Number of Jurisdictional Audits | audit	60
Maximum [Member]
Number of Jurisdictional Audits | audit	70
Net Operating Loss, Expiring Within 20 Years
Net operating loss carryforwards	$ 1,200
Net Operating Loss, Indefinite Life
Net operating loss carryforwards	$ 1,900